Offerings	Nov. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	4,212,500
Proposed Maximum Offering Price per Unit	10.28
Maximum Aggregate Offering Price	$ 43,304,500.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 3,767.49
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions. (2) Represents the sum of a primary offering of up to 4,212,500 shares of our common stock, $0.0001 par value per share (''Common Stock"), consisting of (i) 50,000 shares issuable upon exercise of Private Warrants (ii) 22,500 shares of Common Stock that are issuable upon exercise of warrants issued to the Sponsor upon the settlement of the Sponsor Promissory Notes and (iii) 4,140,000 shares issuable upon exercise of Public Warrants, and states an assumed warrant exercise price of $11.50 per share. (3) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per security and proposed maximum aggregate offering price are based on the average of the high and low prices of the Common Stock on The Nasdaq Stock Market LLC ("Nasdaq") on November 5, 2026 (such date being within five business days of the date that this registration statement was filed with the U.S. Securities and Exchange Commission).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	160,899,555
Proposed Maximum Offering Price per Unit	10.28
Maximum Aggregate Offering Price	$ 1,654,047,425.40
Fee Rate	0.0087%
Amount of Registration Fee	$ 143,902.13
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions. (2) Represents the sum of (i) the resale of 160,899,555 shares of our common stock, $0.0001 par value per share ("Common Stock"), issued in connection with the Business Combination described in the prospectus forming part of this registration statement, consisting of 13,800,000 Founder Shares, 500,000 CCXI Private Placement Shares, 146,285,584 shares of Common Stock issued to the Legacy Agility Holders in connection with the Business Combination registrable pursuant to that certain Amended and Restated Registration Rights Agreement, up to 50,000 shares of Common Stock issuable upon the exercise of the Private Warrants, up to 225,000 shares issued to the Sponsor in connection with the settlement of the Sponsor Promissory Notes, up to 22,500 shares of Common Stock issuable upon the exercise of warrants issued to the Sponsor upon the settlement of the Sponsor Promissory Notes and up to 16,471 shares of Common Stock issuable upon the exercise of warrants issued to certain Legacy Agility Holders. (3) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per security and proposed maximum aggregate offering price are based on the average of the high and low prices of the Common Stock on Nasdaq on November 5, 2026 (such date being within five business days of the date that this registration statement was filed with the U.S. Securities and Exchange Commission) (4) Reflects the shares of Common Stock that may be issued upon exercise of outstanding Warrants, for an exercise price of $11.50 per share of Common Stock. (5) Calculated pursuant to Rule 457(g) under the Securities Act, based on the exercise price of the Warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase Common Stock
Amount Registered | shares	72,500
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions. (2) Represents the sum of (i) up to 50,000 Private Warrants and (ii) 22,500 Warrants (collectively the "Resale Warrants") registered for resale by the selling securityholders identified in this registration statement, and states an assumed warrant exercise price of $11.50 per share. (3) In accordance with Rule 457(g), the entire registration fee for the Resale Warrants is allocated to the shares of Common Stock underlying the Resale Warrants, and no separate fee is payable for the Warrants.